Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature		Amount due to a related party
Related Parties Transactions		$ 597,791	$ 1,031,203
Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature		Rental deposit paid
Related Parties Transactions		$ 2,549	1,527
Ms. Lee Li Mei [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature		Amount due to related party
Related Parties Transactions		$ 154,457
Ms. Lee Li Mei [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature		Rental deposit paid
Related Parties Transactions		$ 3,186	2,320
Ms. Leong Kah Yee [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Shareholder of the Company
Nature		Amount due to a related party
Related Parties Transactions		$ 4,030,000
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature		Account receivables
Related Parties Transactions			68,488
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature		Amount due to a related party
Related Parties Transactions		$ 30,513
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature		Deposit received
Related Parties Transactions		$ 7,009
Ping Shiang Business Corporation [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Common UBO
Nature		Account payables
Related Parties Transactions		$ 79,296
芳華株式会社 [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Common UBO
Nature		Prepayments and other receivables
Related Parties Transactions			45,044
芳華株式会社 [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Common UBO
Nature		Trademark assets
Related Parties Transactions		$ 50,345
Xiamen Celtic Culture Communication [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Common UBO
Nature		Sales
Related Parties Transactions			80,928
Ping Shiang Business Corporation [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Common UBO
Nature		Purchase
Related Parties Transactions		$ 1,049,907	191,489
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature		Sales
Related Parties Transactions		$ 103,266	229,412
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature	[1]	Deposit received(1)
Related Parties Transactions		$ 7,071
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature	[2]	Proceeds from a related party(2)
Related Parties Transactions		$ 40,390
Ding Yi International Co., Ltd [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Controlled by an immediate family member of the beneficial owner
Nature	[3]	Repayment to a related party(3)
Related Parties Transactions			169
Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature	[4]	Rent paid(4)
Related Parties Transactions		$ 15,427	9,348
Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature	[5]	Expense paid on behalf(5)
Related Parties Transactions		$ 141,647
Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature	[6]	Repayment to a related party(6)
Related Parties Transactions		$ 654,967
Mr. Tsai Yi Yang [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature	[7]	Proceeds from a related party(7)
Related Parties Transactions		$ 30,565	373,007
Ms. Lee Li Mei [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Beneficial owner
Nature	[8]	Rent paid(8)
Related Parties Transactions		$ 15,877	5,920
Mr. Tsai Yi Ting [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Immediate family member of the beneficial owner
Nature		Salary paid
Related Parties Transactions		$ 30,854
Ms. Leong Kah Yee [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Shareholder of the Company
Nature	[9]	Proceeds from a related party(9)
Related Parties Transactions		$ 4,030,000
芳華株式会社 [Member]
Related Party Transactions and Balances [Line Items]
Relationship		Common UBO
Nature		Prepayment for a trademark
Related Parties Transactions			$ 48,000

[1]	For the year ended December 31, 2025, the amount represented the deposit payment received in advance from Ding Yi International Co., Ltd as a franchise fee.
[2]	For the year ended December 31, 2025, the amount represented the proceeds from Ding Yi International Co., Ltd for providing additional working capital advance to the Company, which was unsecured, interest-free and no fixed repayment terms.
[3]	For the year ended December 31, 2024, the amount represented the repayment made by the Company to Ding Yi International Co., Ltd for settling the outstanding balance due to Ding Yi International Co., Ltd.
[4]	For the year ended December 31, 2024, the amount represented operating lease expenses charged by Tsai Yi Yang for warehouses at No. 162-10, Shengang Rd., Shengang Dist., Taichung City and No. 23-1, Shenzun Rd., Shengang Dist., Taichung City.
[5]	For the year ended December 31, 2025, the amount represented the expenses paid on behalf of the Company for operations.
[6]	For the year ended December 31, 2025, the amount represented the repayment made by the Company to Tsai Yi Yang for settling the outstanding balance due to Tsai Yi Yang.
[7]	For the years ended December 31, 2024 and 2025, the amount represented the proceeds from Tsai Yi Yang for providing additional working capital advance to the Company, which was unsecured, interest-free and no fixed repayment terms.
[8]	For the years ended December 31, 2024 and 2025, the amount represented operating lease expenses charged by Lee Li Mei for warehouses at No. 65-2, Shenlin Rd., Shengang Dist., Taichung City and 7F.-8, No. 213, Chaofu Rd., Xitun Dist., Taichung City 407609, Taiwan (R.O.C.)
[9]	For the year ended December 31, 2025, the amount represented the loan proceeds from Ms. Leong Kah Yee for general working capital purposes. The balance is unsecured, bears interest at a rate of 10% per annum, and is repayable in full within 36 months from the date of drawdown, provided that Ms. Leong retains an overriding right to terminate or demand repayment of all or any part of the outstanding indebtedness at any time at her absolute discretion upon written notice.